Leases (Details Narrative)									9 Months Ended	12 Months Ended
	Jul. 28, 2021 ft²	Jul. 27, 2021 ft²	Jul. 02, 2021 USD ($)	Apr. 30, 2021 USD ($) ft²	Sep. 02, 2019 USD ($)	Sep. 02, 2018 USD ($)	Jan. 02, 2018 USD ($) ft²	Jun. 27, 2017 USD ($) ft²	Sep. 30, 2021 USD ($) ft²	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 02, 2019 USD ($)	Jul. 31, 2017 USD ($)
Area of Land | ft²	11,491	18,952		6,900
Lessee, Operating Lease, Description									The Facility Lease commenced September 29, 2017 and continues through August 31, 2022.
Security Deposit													$ 51,000
Operating Lease, Right-of-Use Asset									$ 194,353	$ 343,950	$ 534,133
Operating Lease, Liability									$ 238,140	$ 435,224
Monthly rent description									Beginning September 1, 2018, and each subsequent September 1 during the term, the monthly rent under the Facility Lease will increase by 3%
Rental expense			$ 11,978	$ 5,989
Minimum [Member]
Area of Land | ft²									100,000
Accounting Standards Update 2016-02 [Member]
Deferred Rent Credit, Current												$ 26,477
Operating Lease, Right-of-Use Asset												714,416
Operating Lease, Liability												822,374
Unamortized amount of tenant improvement allowance												81,481
Accounting Standards Update 2016-02 [Member] | Minimum [Member]
Tenant Improvements												100,000
Accounting Standards Update 2016-02 [Member] | Maximum [Member]
Tenant Improvements												$ 100,000
Facility Lease [Member]
Area of Land | ft²							18,600	12,700
Payments for Rent					$ 20,135	$ 19,549	$ 18,979	$ 12,967
Lessee, Operating Lease, Description							until August 31, 2018	until January 1, 2018		On each September 1 through the end of the lease, the monthly rent will increase by 3%.
Payments for Deposits										$ 1,600
Lessee, Operating Lease, Renewal Term									5 years	5 years
Agreement with Landlord [Member]
Payments for Rent										$ 52,600
Lessee, Operating Lease, Description										The deposit required on the lease will be reduced to approximately $32,000 and will be payable in 12 monthly installments from January through December of 2021. Further, the landlord also agreed to defer payment of fifty percent of the three months of lease payments (base rent only) for the period July to September 2020. The deferred lease payments amount to approximately $30,000 and will be payable in 12 monthly installments from January to December 2021.
Lease Termination Agreement [Member]
Lease Expiration Date	Jan. 31, 2027	Aug. 31, 2022